Selected Statement of Operations Data (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses:
General and administrative expenses	$ 1,393	$ 1,766	$ 1,934
General and administrative expense [Member]
General and administrative expenses:
Payroll and related expenses	1,039	923	1,298
Depreciation and amortization	18	19	17
Insurance	50	55	65
Office expenses	69	68	99
Professional services	242	276	269
Allowance for doubtful accounts and bad debts	(245)	245	0
Other	$ 220	$ 180	$ 186